Capital Contributions	6 Months Ended
Mar. 31, 2025
Capital Contributions [Abstract]
CAPITAL CONTRIBUTIONS

NOTE 15. CAPITAL CONTRIBUTIONS

During the six months ended March 31, 2024 and 2025, the Company’s shareholder, Chan Ming Dave, made capital contributions of HK$762,688 and nil, respectively, to the Company.